Note 15. Supplemental Disclosure of Cash Flows Information	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Supplemental Disclosure of Non-cash Operating, Investing and Financing Activities, Policy

Note 15.          Supplemental Disclosure of Cash Flows Information

The cash paid for interest during the six months ended June 30, 2016 and 2015 was $107,509 and $61,471, respectively.

During the six months ended June 30, 2016, the Company issued common stock with a fair value of $292,500 as part of a consulting contract.

During the six months ended June 30, 2016, the Company issued common stock with a fair value of $72,750 as part of a consulting contract.

During the six months ended June 30, 2016, the Company issued common stock with a fair value of $43,000 as part of a consulting contract.

During the six months ended June 30, 2016, the Company issued common stock with a fair value of $15,000 as part of a convertible debt agreement.

During the six months ended June 30, 2015, the Company issued common stock with a fair value of $91,260 as part of a conversion of debentures.

During the six months ended June 30, 2015, the Company issued common stock with a fair value of $54,107 for the payment of accrued rent.

P.         Supplemental Disclosure of Non-Cash Operating, Investing and Financing Activities:

	2015	2014
Deemed dividend on extension of stock warrants	$ 395,224	$ 502,890
Financial Genetics - value of stock issued on consulting agreement	100,000	0
Conversions of convertible debentures to common stock	91,260	0
Value of stock issued for payment of accrued rent	54,107	0
Dynasty Wealth, Inc. - value of warrants issued on consulting agreement	0	460,700
Bowling Green Holdings, LLC - capital lease	0	420,346
Global IR Group - value of stock issued on consulting agreement	0	165,000
Conversions of promissory note debt to common stock	0	55,000
Proceeds from sale of property and equipment recorded as Receivable, net – Other	0	51,889
	$ 640,591	$ 1,655,825